Putnam Managed Municipal Income Trust
The fund's portfolio
7/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FCS — Farm Credit System
G.O. Bonds — General Obligation Bonds
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
TAN — Tax Anticipation Notes

MUNICIPAL BONDS AND NOTES (134.2%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.6%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	$5,125,000	$4,904,634

			4,904,634
Arizona (4.4%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds
(BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	507,016
(Somerset Academy of Las Vegas), 4.00%, 12/15/41	BB	500,000	450,464
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB+	2,330,000	2,334,276
5.00%, 2/15/38	BBB+	500,000	508,610
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	758,707
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 5.00%, 7/1/44	BBB	1,700,000	1,699,902
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	250,076
5.00%, 7/1/35	BB	900,000	905,812
Ser. A, 5.00%, 7/1/35	BB	600,000	603,875
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.875%, 11/15/52	BBB+/P	1,500,000	1,624,983
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	2,000,000	2,158,360
5.00%, 12/1/32	A3	570,000	615,361
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	835,000	835,218
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	500,919

			13,753,579
Arkansas (0.2%)
AR Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Baptist Health Oblig. Group), 4.00%, 12/1/39	A	585,000	575,493

			575,493
California (10.6%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	475,000	421,342
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A, 5.00%, 11/15/56	B-/P	750,000	674,864
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	430,000	430,504
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(DesertXpress Enterprises, LLC), 8.00%, 1/1/50	C/P	800,000	811,006
(WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	4,375,000	304,334
CA State Muni. Fin. Auth. Rev. Bonds, (Orchard Park Student Hsg.), BAM, 3.00%, 5/15/54	AA	2,410,000	1,808,244
CA State Muni. Fin. Auth. 144A Rev. Bonds
(Westside Neighborhood School), 6.20%, 6/15/54	BB	800,000	861,739
(Catalyst Impact Fund 1, LLC), Class I, 6.00%, 1/1/39	BB/P	800,000	844,696
CA State Tobacco Securitization Agcy. Rev. Bonds, (Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	5,410,000	1,187,149
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	2,500,000	1,997,862
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	2,000,000	1,456,106
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	2,715,000	2,430,964
(1818 Platinum Triangle Apt.), 3.25%, 4/1/57	BBB/P	1,765,000	1,356,802
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	3,125,000	2,406,596
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	550,000	399,935
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	880,000	824,304
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	1,200,000	1,143,775
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/41	B+/P	450,000	416,142
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	700,000	634,761
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
4.00%, 5/1/49	A1	7,420,000	7,104,135
4.00%, 5/1/49 (Prerefunded 5/1/29)	AA-/P	80,000	81,475
San Francisco, City & Cnty. Dev. 144A Special Tax, (Dist. No. 2020-1 Mission Rock Fac. & Svcs.), Ser. A, 4.00%, 9/1/41	B+/P	500,000	457,400
Santa Clara Cnty., Fin. Auth. Rev. Bonds, Ser. Q, 3.00%, 5/15/34	AA+	4,000,000	3,691,988
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	670,000	672,205

			32,418,328
Colorado (2.9%)
CO State Edl. & Cultural Auth. Rev. Bonds, (Aspen View Academy, Inc.)
4.00%, 5/1/61	Baa3	550,000	470,451
4.00%, 5/1/51	Baa3	350,000	311,151
4.00%, 5/1/41	Baa3	175,000	165,711
4.00%, 5/1/36	Baa3	150,000	147,960
CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	755,472
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood)
5.00%, 1/1/37	BB/P	1,250,000	1,256,563
5.00%, 1/1/31	BB/P	500,000	503,375
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,649,947
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise), 5.25%, 12/1/50	B+/P	875,000	876,174
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/41	BB-/P	1,000,000	898,722
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	504,466
Sterling Ranch Cmnty. Auth. Board Rev. Bonds
(Metro. Dist. No. 4 Subdist. A), Ser. A, 6.50%, 12/1/54	B/P	1,000,000	1,043,056
(Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	450,000	413,637

			8,996,685
Connecticut (1.1%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	3,500,000	3,524,550

			3,524,550
Delaware (1.3%)
Bridgeville, 144A Special Tax Bonds, (Heritage Shores Special Dev. Dist.), 5.25%, 7/1/44	BB+/P	875,000	918,363
DE State Econ. Dev. Auth. Rev. Bonds
(ASPIRA of Delaware Charter Operations, Inc.), Ser. A, 5.00%, 6/1/51	BB	1,035,000	1,024,367
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	705,000	712,702
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	998,000	993,980
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	490,000	491,324

			4,140,736
District of Columbia (6.2%)
DC G.O. Bonds, Ser. A, 5.00%, 1/1/45	Aaa	6,675,000	7,360,424
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/36	A3	1,365,000	1,581,945
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/35	A3	1,140,000	1,316,569
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	1,000,000	934,431
(DC Intl. School), 5.00%, 7/1/49	BBB	1,275,000	1,293,791
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,500,000	2,536,445
(DC Intl. School), 5.00%, 7/1/39	BBB	400,000	413,910
(KIPP DC), 4.00%, 7/1/44	BBB+	750,000	708,870
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	400,000	377,545
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,675,203
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,065,000	993,570

			19,192,703
Florida (9.3%)
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	454,489
Cap. Trust Agcy. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,900,000	1,827,199
(Wonderful Foundation Charter School Holdings, LLC), 4.50%, 1/1/35	BB-/P	750,000	751,133
Central Parc Cmnty. Dev. Dist. 2024 Special Assmt. Bonds, 6.00%, 5/1/54	BB/P	750,000	758,802
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (MSKP Town & Country Util., LLC), Ser. A, 4.00%, 10/1/41	B+/P	1,000,000	917,824
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	700,000	662,403
FL State Dev. Fin. Corp. 144A Rev. Bonds, (SFP - Tampa I, LLC), Ser. A-1, 5.25%, 6/1/59	BB+/F	650,000	662,456
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	500,000	431,758
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	1,500,000	1,492,008
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U.), 5.00%, 3/1/44	BB	1,370,000	1,025,788
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,315,697
Hobe-St. Lucie Conservancy Dist. Special Assmt. Bonds, (Unit of Dev. No. 1A), 5.875%, 5/1/55	BB-/P	500,000	516,509
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	750,000	711,614
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	745,000	747,844
Lakewood Ranch, Stewardship Dist. Special Assmt., (Azario), 4.00%, 5/1/40	B+/P	1,000,000	925,074
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch), 6.30%, 5/1/54	BB-/P	1,140,000	1,207,462
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	250,000	213,232
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,240,447
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 4.00%, 10/1/52	A+	2,570,000	2,421,489
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	625,000	573,280
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,600,000	1,608,635
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	1,690,000	1,705,315
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BB+/F	1,000,000	1,001,534
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,428,757
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/41	BB+/F	500,000	431,372
4.00%, 12/15/36	BB+/F	355,000	325,603
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	450,000	450,231
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	675,000	678,448
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/40	BB-/P	2,420,000	2,122,726

			28,609,129
Georgia (5.7%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/38	Baa2	740,000	740,731
5.00%, 7/15/38 (Prerefunded 7/15/25)	AAA/P	25,000	25,455
5.00%, 7/15/30	Baa2	685,000	688,162
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	15,000	15,273
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 3.00%, 4/1/45	A+	1,785,000	1,445,783
Coweta Cnty., Dev. Auth. Rev. Bonds, (Piedmont Healthcare, Inc.), 5.00%, 7/1/44	AA-	4,000,000	4,170,635
DeKalb Cnty., Dev. Auth. (GLOBE Academy, Inc. (The)), Ser. A, 5.00%, 6/1/63	Baa2	515,000	511,792
Gainesville and Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), 3.00%, 2/15/51	A	2,000,000	1,527,479
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.), 5.00%, 1/1/54	BB-/P	2,980,000	2,806,718
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	2,200,000	2,371,431
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/34	A1	3,345,000	3,468,313

			17,771,772
Illinois (8.6%)
Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/49	BBB+	1,000,000	1,034,490
Ser. A, 5.00%, 1/1/30	BBB+	1,800,000	1,914,084
Ser. B, 4.00%, 1/1/38	BBB+	2,747,000	2,663,565
Chicago, Special Assmt.
3.38%, 12/1/31	BBB/P	341,000	319,971
3.04%, 12/1/28	BBB/P	241,000	229,544
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	1,500,000	1,501,915
Ser. A, 5.00%, 12/1/40	BB+	500,000	515,298
Ser. H, 5.00%, 12/1/36	BB+	2,100,000	2,140,965
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/41	A	1,000,000	1,059,064
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A+	700,000	730,425
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	262,000	262,004
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/40	A3	2,100,000	2,320,492
Ser. A, 5.00%, 5/1/38	A3	1,000,000	1,040,881
IL State Fin. Auth. Rev. Bonds
(Plymouth Place Oblig. Group), 5.00%, 5/15/56	BB+/F	815,000	714,392
(Plymouth Place Oblig. Group), 5.00%, 5/15/51	BB+/F	1,000,000	895,539
(Plymouth Place Oblig. Group), 5.00%, 5/15/41	BB+/F	400,000	382,025
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A-	700,000	718,369
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	1,500,000	1,499,951
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,200,000	1,213,445
Metro. Pier & Exposition Auth. Rev. Bonds
4.00%, 12/15/47	A	2,100,000	1,990,905
(McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.95%, 6/15/31), 12/15/47(STP)	A	1,500,000	1,088,187
Northern IL U. Rev. Bonds, Ser. B, BAM, 4.00%, 4/1/39	AA	500,000	498,632
Sales Tax Securitization Corp. Rev. Bonds, Ser. A, 4.00%, 1/1/38	AA-	1,750,000	1,765,417

			26,499,560
Indiana (0.2%)
IN State Fin. Auth. Student Hsg. Rev. Bonds, (CHF - Tippecanoe, LLC), 5.125%, 6/1/58	BBB-	500,000	517,149

			517,149
Iowa (0.2%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc.), Ser. B, 7.50%, 5/15/53	BBB/F	600,000	678,941

			678,941
Kansas (0.1%)
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	335,000	333,962

			333,962
Kentucky (0.3%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	792,074
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	125,000	127,285

			919,359
Louisiana (0.1%)
LA Pub. Fac. Auth. Rev. Bonds, (U. of Tulane), 4.00%, 12/15/50 (Prerefunded 12/15/27)	AAA/P	20,000	20,621
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	377,041

			397,662
Maine (0.2%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	500,000	502,925

			502,925
Maryland (1.6%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	548,000	558,608
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 3.75%, 7/1/39	BB/P	1,410,000	1,282,430
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	501,819
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington)
4.00%, 9/1/50	B+/P	750,000	634,744
4.00%, 9/1/40	B+/P	755,000	697,528
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	1,012,035
Westminster, Rev. Bonds, (Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	BB+/P	250,000	250,173

			4,937,337
Massachusetts (1.0%)
Lowell, Collegiate Charter School Rev. Bonds
5.00%, 6/15/54	BB-/P	1,250,000	1,248,001
5.00%, 6/15/39	BB-/P	1,000,000	1,008,651
MA State Dev. Fin. Agcy. Rev. Bonds, (Lasell U.), 4.00%, 7/1/40	BB	1,000,000	865,250
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	995,000	100

			3,122,002
Michigan (5.1%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Baa2	750,000	781,784
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	3,975,000	3,202,131
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	736,373
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.00%, 2/1/47	BBB-	2,150,000	2,031,747
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	1,000,000	812,566
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	1,000,000	639,474
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	3,576,000	3,610,187
4.00%, 5/1/50(T)	Aa1	4,023,000	3,990,896

			15,805,158
Minnesota (0.9%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	345,769
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	453,138
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,250,000	1,154,774
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	965,000	965,545

			2,919,226
Missouri (4.8%)
Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), 4.00%, 3/1/41	A1	1,500,000	1,458,061
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BB+	2,270,000	1,865,342
4.00%, 5/1/38	BB+	900,000	791,218
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	1,900,000	1,523,209
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev. Bonds, (Children's Mercy Hosp.), Ser. A, 4.00%, 5/15/48	AA-	5,600,000	5,307,051
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	723,393
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village), 5.25%, 9/1/53	BB+/F	3,250,000	3,221,120

			14,889,394
Nevada (1.4%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	385,000	387,496
Las Vegas, Special Assmt. Bonds
(Dist. No. 815), 5.00%, 12/1/49	B+/P	605,000	584,241
(Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB-/P	650,000	503,737
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	205,000	205,831
Las Vegas, Special Assmt. Dist. No. 817 Special Assmt. Bonds, (Summerlin Village 29)
6.00%, 6/1/53	BB-/P	500,000	521,419
6.00%, 6/1/48	BB-/P	350,000	367,666
5.75%, 6/1/43	BB-/P	500,000	524,287
5.50%, 6/1/38	BB-/P	375,000	396,473
Las Vegas, Special Impt. Dist. No. 814 Special Assmt., (Summerlin Village No. 21 and 24A)
4.00%, 6/1/44	BB-/P	600,000	517,591
4.00%, 6/1/39	BB-/P	420,000	385,581

			4,394,322
New Hampshire (1.4%)
National Fin. Auth. Rev. Bonds, (NH Bus. Fin. Auth.)
Ser. 24-3, Class A, 4.163%, 10/20/41	A2	1,000,000	968,215
Ser. 2, 3.625%, 8/20/39	A3	2,247,754	2,105,097
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	A3	250,000	253,379
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,015,543
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42 (In default)(NON)	D/P	468,927	188

			4,342,422
New Jersey (0.6%)
NJ State Econ. Dev. Auth. Rev. Bonds, (Ashland School, Inc.), 6.00%, 10/1/33	BBB	930,000	931,452
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	500,000	504,228
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.50%, 7/1/58	BBB-	450,000	466,291

			1,901,971
New Mexico (0.2%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/39	BB+/F	500,000	501,017

			501,017
New York (9.9%)
Metro. Trans. Auth. Rev. Bonds
Ser. A, 5.50%, 11/15/47	A3	4,000,000	4,506,749
Ser. C-1, 4.00%, 11/15/35	A3	3,000,000	3,032,167
NY Counties, Tobacco Trust VI Rev. Bonds
(Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	700,000	653,471
Ser. A-2B, 5.00%, 6/1/45	BB+	3,000,000	2,843,602
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B1	225,000	221,123
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,000,000	2,271,650
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	4,215,000	3,171,892
2.875%, 11/15/46	A+	1,860,000	1,385,945
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	2,000,000	1,523,216
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	751,741
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Delta Air Lines, Inc.)
5.625%, 4/1/40	Baa3	1,000,000	1,082,050
5.00%, 10/1/40	Baa3	1,250,000	1,301,406
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	2,000,000	1,574,713
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. A, 8.00%, 9/1/40	BBB-/F	1,000,000	1,006,054
Port Auth. of NY & NJ Rev. Bonds, Ser. 218, 5.00%, 11/1/49(T)	Aa3	2,460,000	2,540,171
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB-/P	2,000,000	2,100,864
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	800,000	718,903

			30,685,717
North Carolina (1.8%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C, 4.00%, 3/1/36	BBB/F	2,320,000	2,230,297
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	482,247
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/38	BBB/F	1,750,000	1,786,737
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	974,002

			5,473,283
North Dakota (0.8%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst.), Ser. A, AGM
5.00%, 12/1/53	AA	2,000,000	2,082,199
5.00%, 12/1/48	AA	350,000	367,220

			2,449,419
Ohio (3.7%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	470,000	435,906
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	1,300,000	999,159
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	1,500,000	1,524,115
Northeast Ohio Med. U. Rev. Bonds, Ser. A, 3.00%, 12/1/40	Baa1	1,575,000	1,290,625
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,196,527
OH State Higher Edl. Fac. Comm. Rev. Bonds, (John Carroll U.), 4.00%, 10/1/45	Baa1	3,400,000	3,208,423
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	756,712
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	1,395,000	1,259,680
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	B+/F	150,000	139,276
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	500,000	547,015

			11,357,438
Oregon (0.3%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BB+/F	305,000	305,023
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B, 5.00%, 11/1/36	A3	500,000	541,204

			846,227
Other (1.0%)
Federal Home Loan Mortgage Corporation Structured Pass-through certificates , Ser. ML-21, 4.52%, 8/25/41	AA+	2,997,318	3,145,955

			3,145,955
Pennsylvania (5.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/35	A	1,200,000	1,255,192
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	750,000	755,059
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	350,136
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	975,873
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	463,178
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	1,500,000	1,361,942
Lehigh Cnty., General Purpose Auth. Rev. Bonds, (Muhlenberg College), 5.25%, 2/1/49	A3	2,200,000	2,336,187
Lehigh Cnty., Indl. Dev. Auth. Charter School Rev. Bonds, (Seven Generations Charter School), 4.00%, 5/1/51	BB	1,000,000	773,684
Maxatawny Twp., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), Ser. A
5.00%, 1/1/42	BBB/F	1,450,000	1,478,737
5.00%, 1/1/41	BBB/F	1,400,000	1,432,150
PA State Econ. Dev. Fin. Auth. Mandatory Put Bonds (6/1/27), (Talen Energy Supply, LLC), Ser. B, 5.25%, 12/1/37	BB-	500,000	508,246
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	1,000,000	1,090,917
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (U. of Arts (The))
12.834%, 8/2/24	C/P	528,076	474,588
12.834%, 8/2/24	C/P	55,191	54,087
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
5.00%, 3/15/45 (In default)(NON)	D/P	2,605,000	2,214,880
5.00%, 3/15/45 (Prerefunded 3/15/28)	AAA/P	40,000	42,837
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A (University Sq. Apt.), 5.25%, 12/1/47	BBB-/P	1,300,000	1,260,790

			16,828,483
Puerto Rico (4.5%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	3,388,447	3,189,192
4.00%, 7/1/37	BB/P	3,000,000	2,923,038
4.00%, 7/1/33	BB/P	1,920,000	1,929,976
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 4.75%, 7/1/53	BBB-/P	4,700,000	4,680,767
PR, Elec. Pwr. Auth. Rev. Bonds, Ser. TT, 5.00%, 7/1/37 (In default)(NON)	D/P	2,500,000	1,181,250

			13,904,223
South Carolina (4.9%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.375%, 11/1/49	BB-/P	1,000,000	895,740
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/49	Ba1	1,000,000	1,019,426
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	500,000	512,414
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,020,000	716,278
SC State Public Svc Auth. Rev. Bonds Ser. B
4.00%, 12/1/41(T)	A3	4,000,000	3,959,520
4.00%, 12/1/42(T)	A3	5,250,000	5,158,703
4.00%, 12/1/51(T)	A3	3,000,000	2,842,080

			15,104,161
South Dakota (0.4%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	1,500,000	1,281,896

			1,281,896
Tennessee (0.8%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	1,750,000	1,386,432
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.50%, 7/1/39	A1	1,000,000	1,119,694

			2,506,126
Texas (10.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,003,082
(Wayside Schools), Ser. A, 4.00%, 8/15/41	BB	610,000	549,019
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds
(Magellan School (The)), 6.375%, 6/1/62	Ba3	1,100,000	1,154,068
(BASIS TX Charter Schools, Inc.), 5.00%, 6/15/64	Ba2	1,200,000	1,193,760
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	2,500,000	2,540,417
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/51	A-	1,200,000	1,095,159
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/45	AA+	7,000,000	7,457,246
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	250,000	250,046
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	1,000,000	985,212
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB-	2,500,000	2,510,116
(United Airlines, Inc.), 4.00%, 7/1/41	BB-/F	1,250,000	1,204,641
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	1,250,000	1,286,613
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	932,806
San Antonio, Elec. & Gas Syst. Rev. Bonds, Ser. C, 5.50%, 2/1/49	Aa2	5,000,000	5,688,213
Tarrant Cnty., Cultural Edl. Fac. Fin. Corp. Rev. Bonds, (Cumberland Rest, Inc. (The)), 5.00%, 10/1/49	A-/F	1,000,000	1,049,463
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/30	A1	1,000,000	1,066,032
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa2	700,000	354,545
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16), 3.00%, 9/1/37	Baa2	900,000	751,580

			31,072,018
Utah (2.3%)
Black Desert Pub. Infrastructure Dist. 144A Special Assmt. Bonds, 5.625%, 12/1/53	BB+/P	1,300,000	1,344,110
Infrastructure Agcy. Telecomm. Rev. Bonds
6.00%, 10/15/47	BBB-/F	1,350,000	1,497,254
4.00%, 10/15/39	BBB-/F	1,500,000	1,453,530
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	1,045,000	1,041,016
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,250,000	1,083,871
UT State Charter School Fin. Auth. Rev. Bonds, (Summit Academy, Inc.), Ser. A, 5.00%, 4/15/44	AA	625,000	643,779

			7,063,560
Virginia (3.3%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	995,000	997,705
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	480,000	463,916
James City Cnty., Econ. Dev. Auth. Rev. Bonds
(Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	1,235,000	1,008,404
(VA United Methodist Homes, Inc. Oblig. Group), Ser. A, 4.00%, 6/1/47	BB/P	1,000,000	814,081
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Lexington Retirement Cmnty.)
4.00%, 1/1/48	BBB-/F	1,310,000	1,187,511
4.00%, 1/1/42	BBB-/F	1,000,000	955,180
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	460,000	460,418
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	500,762
VA State Small Bus. Fin. Auth. Hlth. Care Fac. Rev. Bonds, (Bon Secours Mercy Hlth., Inc.), 4.00%, 12/1/49	A+	4,000,000	3,844,118

			10,232,095
Washington (5.1%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/53	BB+	3,000,000	3,298,587
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	778,180
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 5.50%, 12/1/54	Baa3	1,000,000	1,070,246
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/48	A-/F	1,200,000	1,243,589
(Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	443,887
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	580,000	540,447
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,095,929	1,947,020
Ser. 1, Class A, 3.375%, 4/20/37	BBB	3,182,341	2,873,099
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB/F	1,175,000	1,136,251
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds
(Seattle Academy of Arts & Sciences), 6.375%, 7/1/63	BBB	800,000	884,236
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/56	Ba2	1,130,000	1,094,932
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/50	Ba2	500,000	490,717

			15,801,191
West Virginia (1.9%)
WV State Hosp. Fin. Auth. Rev. Bonds, (Vandalia Hlth., Inc.), Ser. B, 6.00%, 9/1/48	Baa1	5,250,000	5,999,008

			5,999,008
Wisconsin (8.1%)
Pub. Fin. Auth. Tax Alloc. Bonds, (Southeast Overtown Pk. West. Cmnty. Redev. Agcy.), 5.00%, 6/1/41	B+/P	625,000	634,115
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	1,700,000	1,638,207
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/40	BB	1,085,000	1,123,326
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/40 (Prerefunded 4/1/30)	AAA/P	65,000	71,705
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	2,000,000	1,521,043
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy), 5.00%, 6/15/54	BB+/P	910,000	856,258
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,150,000	1,150,124
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	300,033
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB-/P	1,425,000	1,454,416
Pub. Fin. Auth. Multi-Fam. Hsg. 144A (Promenade Apt.), 6.25%, 2/1/39	BB-/P	800,000	830,486
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	2,244,239	2,438,464
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	800,000	782,379
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds
(CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB-	1,000,000	1,079,026
(UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	600,000	509,129
WI Pub. Fin. Auth. Hotel Rev. Bonds
(Grand Hyatt), 5.00%, 2/1/62	BBB-	800,000	815,718
(Grand Hyatt Sanitary), 5.00%, 2/1/52	BBB-	1,500,000	1,538,079
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	1,000,000	1,053,203
WI State Hlth. & Edl. Fac. Auth. 6.125%, 10/1/59	BB-/P	300,000	308,077
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	650,000	475,384
(St. John's Communities, Inc.), 4.00%, 9/15/45	BBB/F	1,150,000	1,009,185
(St. John's Communities, Inc.), 4.00%, 9/15/41	BBB/F	270,000	246,736
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	4,000,000	3,959,960
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	384,880
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	945,183

			25,125,116

Total municipal bonds and notes (cost $414,687,091)			$415,425,932

SHORT-TERM INVESTMENTS (1.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.47%(AFF)	Shares	5,068,090	$5,068,090
U.S. Treasury Bills 5.314%, 10/24/24(SEG)		$300,000	296,406

Total short-term investments (cost $5,364,471)			$5,364,496
TOTAL INVESTMENTS

Total investments (cost $420,051,562)			$420,790,428

FUTURES CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	37	$4,734,844	$4,734,844	Sep-24	$(169,802)

Unrealized appreciation					—

Unrealized (depreciation)					(169,802)

Total					$(169,802)

Key to holding's abbreviations
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Indemnity Corporation
BAM	Build America Mutual
FCS	Farm Credit System
G.O. Bonds	General Obligation Bonds
PSFG	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
TAN	Tax Anticipation Notes
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $309,509,551.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$3,978,234	$78,821,163	$77,731,307	$217,249	$5,068,090

	Total Short-term investments	$3,978,234	$78,821,163	$77,731,307	$217,249	$5,068,090
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $233,097.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.51%, 5.46%, 5.50%, 5.38%, 5.24% and 5.08%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	29.5%
	Education	28.3
	Land	11.7
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $23,095,127 were held by the TOB trust and served as collateral for $12,405,412 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $420,337 for these investments based on an average interest rate of 3.56%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$415,425,932	$—
Short-term investments	—	5,364,496	—

Totals by level	$—	$420,790,428	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(169,802)	$—	$—

Totals by level	$(169,802)	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	37
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com